TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carry forward	$ 7,964	$ 5,698
Research and development expenses	2,245	1,179
Other	37	48
Less: Valuation allowance	(10,246)	(6,925)
Net deferred tax asset	$ 0	$ 0